Prepayment and Other Assets (Tables)	12 Months Ended
Mar. 31, 2025
Current prepayments and current accrued income other than current contract assets [abstract]
Summary of Detailed Information About Prepayments and Other Assets

	Successor	Successor
	As of March 31, 2025	As of March 31, 2024
	US$’000	US$’000
Prepayment, current	1,230	1,753
Goods and services tax receivable, net	18	—
Deposits, current	175	1,129
Other current assets	223	185
Prepayment and other current assets	1,646	3,067

Prepayment, non-current	10	98
Deferred offering costs	981	417
Deposits, non-current	336	179
Prepayment and other non-current assets	1,327	694